Discontinued operations - Results of discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Results of the discontinued operation
Revenues, net of rebates and discounts	$ 0	$ 656,000	$ 11,428,000
Operating Expenses	$ 137,174,000	159,266,000	136,908,000
Income tax expenses		(230,000)	(1,131,000)
Web Game Business [Member]
Results of the discontinued operation
Revenues, net of rebates and discounts		656,000	11,428,000
Business taxes and surcharges		(1,000)	(27,000)
Net revenues		655,000	11,401,000
Cost of revenues		(16,000)	(522,000)
Gross profit		639,000	10,879,000
Research and development expenses		(419,000)	(2,217,000)
Sales and marketing expenses		(63,000)	(1,025,000)
General and administrative expenses		(18,000)	(99,000)
Total operating expenses		(500,000)	(3,341,000)
Operating income		139,000	7,538,000
Gain on disposal of web game		1,394,000
Income tax expenses		(230,000)	(1,131,000)
Income from discontinued operations		1,303,000	6,407,000
Cash flows generated from the discontinued operations
Net cash used in operating activities		1,065,000	5,585,000
Net cash generated from investing activities		0	(13,000)
Net cash flow for the year		$ 1,065,000	$ 5,572,000